4. LOANS (Tables)	12 Months Ended
Sep. 30, 2012
Loans Tables
Loans receivable

Loans receivable are summarized as follows:

	Sept ‘12	% Total	Sept ‘11	%Total

Commercial real estate loans	$120,557	17.8%	$111,558	18.3%
Commercial non-real estate loans	34,032	5.0%	27,403	4.5%
Commercial-construction loans	7,357	1.1%	9,473	1.5%
Commercial-land	13,312	2.0%	15,721	2.6%
Residential-construction loans	9,478	1.4%	10,604	1.7%
Residential-real estate loans	413,500	61.1%	356,950	58.5%
Consumer-Mobile home loans	37,030	5.5%	38,285	6.3%
Consumer-other	41,110	6.1%	40,227	6.6%
Total Loans	676,376	100.0%	610,221	100.0%
Less:
Allowance for loan losses	8,559		8,331
Deferred loan fees	1,975		1,619
Total Net Loans	$665,842		$600,271

Allowance for loan losses

Changes in the allowance for loan losses were as follows:

	Year Ended September 30,
	2012	2011_	2010_

Beginning balance – October 1	$8,331	$9,256	$6,806
Provision charged to operating expense	1,910	3,900	3,896
Recoveries	203	57	30
Loans charged off	(1,885)	(4,882)	(1,476)

Ending balance – September 30	$8,559	$8,331	$9,256

The table below provides an allocation and rollforward of the allowance for possible loan losses by loan type as of and for the year ended September 30, 2012; however, allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories:

	Real Estate
(in thousands)	Commercial real estate	Commercial-construction	Commercial-Land	Residential-construction	Residential-real estate	Commercial-non real estate	Consumer-Mobile Homes	Consumer-Other	Total
Allowance for loan losses:

Beginning Balance	$1,991	$136	$425	$78	$4,274	$258	$593	$576	$8,331
Charge-offs	426	-	250	-	753	165	209	82	1,885
Recoveries	159	5	-	-	12	-	16	11	203
Provision	321	-	262	2	857	172	209	87	1,910
Ending balance	2,045	141	437	80	4,390	265	609	592	8,559

Ending balance allocation:
Individually evaluated for impairment	-	-	-	-	-	-	-	-	-

Collectively evaluated for impairment	2,045	141	437	80	4,390	265	609	592	8,559

Loans: Ending Balance Collectively evaluated for impairment	117,033	7,357	8,654	9,478	413,119	33,878	37,030	41,110	667,659

Ending Balance individually evaluated for impairment	$3,524	$-	$4,658	$-	$381	$154	$-	$-	$8,717

The table below provides an allocation and rollforward of the allowance for possible loan losses by loan type as of and for the year ended September 30, 2011; however, allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories:

	Real Estate
(in thousands)	Commercial real estate	Commercial-construction	Commercial-Land	Residential-construction	Residential-real estate	Commercial-non real estate	Consumer-Mobile Homes	Consumer-Other	Total
Allowance for loan losses:

Beginning Balance	$2,402	$68	$1,076	$61	$4,173	$327	$640	$509	$9,256
Charge-offs	1,565	51	1,666	-	1,131	138	234	97	4,882
Recoveries	-	-	-	-	39	1	10	7	57
Provision	1,154	119	1,015	17	1,193	68	177	157	3,900
Ending balance	$1,991	$136	$425	$78	$4,274	$258	$593	$576	$8,331

Ending balance allocation:
Individually evaluated for impairment	$233	$-	$250	$-	$65	$-	$-	$-	$548

Collectively evaluated for impairment	$1,758	$136	$175	$78	$4,209	$258	$593	$576	$7,783

Loans: Ending Balance Collectively evaluated for impairment	$109,181	$8,452	$10,888	$10,604	$356,545	$27,345	$38,285	$40,227	$601,527

Ending Balance individually evaluated for impairment	$2,377	$1,021	$4,833	$-	$405	$58	$-	$-	$8,694

Credit Exposure

Credit Risk Profile by Internally Assigned Grade

As of September 30, 2012

	Commercial-Land	Commercial- Construction	Commercial-Non-Real Estate	Commercial-Real Estate	Total	% Total

Prime	$—	$—	$3,146	$—	$3,146	1.8%
Excellent	—	—	118	—	118	0.1
Average	815	—	500	4,921	6,236	3.6
Satisfactory	7,231	6,927	28,008	92,494	134,660	76.8
Watch	601	65	2,056	18,733	21,455	12.2
Special Mention	17	365	50	872	1,304	0.7
Substandard	4,648	—	154	3,537	8,339	4.8
Doubtful	—	—	—	—	—	0.0
Loss	—	—	—	—	—	0.0
Total	$13,312	$7,357	$34,032	$120,557	$175,258	100.0%

As of September 30, 2011

	Commercial-Land	Commercial- Construction	Commercial-Non-Real Estate	Commercial-Real Estate	Total	% Total

Prime	$—	$—	$3,489	$—	$3,489	2.1%
Excellent	—	—	50	8	58	0.1
Average	500	—	821	5,554	6,875	4.2
Satisfactory	8,525	7,113	21,433	77,254	114,325	69.6
Watch	1,738	927	994	24,360	28,019	17.1
Special Mention	166	381	558	2,534	3,639	2.2
Substandard	4,792	1,052	58	1,848	7,750	4.7
Doubtful	—	—	—	—	—	0.0
Loss	—	—	—	—	—	0.0
Total	$15,721	$9,473	$27,403	$111,558	$164,155	100.0%

Consumer Credit Exposure Credit Risk Profile

By Creditworthiness Category

As of September 30, 2012

	Residential-Real Estate Construction	Residential-Real Estate	Total

Grade:
Pass	$9,478	$408,611	$418,089
Special Mention	-	328	328
Substandard	-	4,561	4,561
Loss	-	-	-
Total	$9,478	$413,500	$422,978

As of September 30, 2011

	Residential-Real Estate Construction	Residential-Real Estate	Total

Grade:
Pass	$10,604	$353,447	$364,051
Special Mention	-	183	183
Substandard	-	3,320	3,320
Loss	-	-	-
Total	$10,604	$356,950	$367,554

Consumer Credit Exposure

Credit Risk Profile Based on Payment Activity

As of September 30, 2012

	Consumer-Mobile Homes	Consumer-Other Loans	Total

Performing	$36,606	$40,680	$77,286
Nonperforming	424	430	854
Total	$37,030	$41,110	$78,140

As of September 30, 2011

	Consumer-Mobile Homes	Consumer-Other Loans	Total

Performing	$37,906	$40,108	$78,014
Nonperforming	379	119	498
Total	$38,285	$40,227	$78,512

Past due loans

Age Analysis of Past Due Loans

As of September 30, 2012

	30-89 Days Past Due	Greater than 90 days Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 days and Accruing

Commercial real estate loans	$35	$810	$845	$119,712	$120,557	$-
Commercial non-real estate loans	28	2	30	34,002	34,032	-
Commercial-construction loans	-	-	-	7,357	7,357	-
Commercial-land	314	531	845	12,467	13,312	-
Residential-construction loans	-	-	-	9,478	9,478	-
Residential-real estate loans	4,410	4,249	8,659	404,841	413,500	351
Consumer-Mobile home loans	1,292	425	1,717	35,313	37,030	-
Consumer-other	332	343	675	40,435	41,110	-
Total	$6,411	$6,360	$12,771	$663,605	$676,376	$351

As of September 30, 2011

	30-89 Days Past Due	Greater than 90 days Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 days and Accruing

Commercial real estate loans	$660	$1,275	$1,935	$109,623	$111,558	$-
Commercial non-real estate loans	60	-	60	27,343	27,403	-
Commercial-construction loans	381	258	639	8,834	9,473	-
Commercial-land	500	360	860	14,861	15,721	239
Residential-construction loans	-	-	-	10,604	10,604	-
Residential-real estate loans	4,922	3,041	7,963	348,987	356,950	554
Consumer-Mobile home loans	1,025	379	1,404	36,881	38,285	-
Consumer-other	564	320	884	39,343	40,227	-
Total	$8,112	$5,633	$13,745	$596,476	$610,221	$793

Impaired loans

Impaired Loans

For the Year ended September 30, 2012

				Year to Date
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate loans	$2,857	$2,883	$-	$3,839	$82
Commercial non-real estate	329	349	-	418	7
Commercial-construction loans	-	-	-	547	27
Commercial-land	4,658	6,274	-	4,959	11
Residential-real estate loans	872	1,266	-	1,199	40
Subtotal:	8,716	10,772	-	10,962	167
With an allowance recorded:
Commercial real estate loans	-	-	-	-	-
Commercial non-real estate	-	-	-	-	-
Commercial-construction loans	-	-	-	-	-
Commercial-land	-	-	-	-	-
Residential-real estate loans	-	-	-	-	-
Subtotal:	-	-	-	-	-
Totals:
Commercial	7,844	9,506	-	9,763	127
Residential	872	1,266	-	1,199	40
Total	$8,716	$10,772	$-	$10,962	$167

For the Year ended September 30, 2011

				Year to Date
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate loans	$1,128	$2,095	$-	$1,713	$20
Commercial non-real estate	58	58	-	78	6
Commercial-construction loans	1,021	1,072	-	1,054	-
Commercial-land	360	754	-	621	8
Residential-real estate loans	-	-	-	-	-
Subtotal:	2,567	3,979	-	3,466	34
With an allowance recorded:
Commercial real estate loans	1,249	1,350	233	1,383	88
Commercial non-real estate	-	-	-	-	-
Commercial-construction loans	-	-	-	-	-
Commercial-land	4,473	5,445	250	5,121	-
Residential-real estate loans	405	405	65	355	20
Subtotal:	6,127	7,200	548	6,859	108
Totals:
Commercial	8,289	10,774	483	9,970	122
Residential	405	405	65	355	20
Total	$8,694	$11,179	$548	$10,325	$142

Modifications

Modifications

Year Ended September 30, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Troubled debt restructuring occurring during the year ended September 30, 2012:
Commercial real estate loans	3	$2,248	$2,248
Commercial construction loans	-	-	-
Commercial non-real estate loans	1	125	125
Residential real estate loans	-	-	-
Total *	4	$2,373	$2,373

* Of the amount of troubled debt restructured loans presented above all are still accruing except for one commercial loan with a balance of $204,000.

Year Ended September 30, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Troubled debt restructuring occurring during the year ended September 30, 2011
Commercial real estate loans	2	$2,426	$1,583
Commercial construction loans	10	793	763
Commercial land	3	5,811	4,473
Residential real estate loans	3	290	355
Total *	18	$9,320	$7,174

* Of the amount of troubled debt restructured loans presented above all are on non-accrual with the exception of $1.1milion, which are still accruing at September 30, 2011

Loans on Nonaccrual Status

Loans on Nonaccrual Status

At September 30, 2012 and September 30, 2011

	September 30,
	2012	2011

Commercial real estate loans	$810	$1,275
Commercial non-real estate loans	2	-
Commercial-construction loans	-	1,021
Commercial-land	4,344	4,594
Residential-construction loans	-	-
Residential-real estate loans	4,249	2,487
Consumer-Mobile home loans	425	379
Consumer-other	343	322
Total	$10,173	$10,078